Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Financial collateral, Assets	£ 25,014	£ 22,811
Financial collateral, Liabilities	18,823	11,104
Derivative Assets [member]
Disclosure of detailed information about hedges [line items]
Financial collateral, Assets	222	9
Derivative Liabilities [member]
Disclosure of detailed information about hedges [line items]
Financial collateral, Liabilities	£ 629	£ 354